Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 10 - Subsequent Events	There were no events subsequent to June 30, 2015, and up to the date of this filing that would require disclosure.	In January 2015, we received a $250,000 advance from the 5% owner of UPT.